Income Taxes - Deferred Income Taxes (Details) - USD ($) $ in Thousands	Oct. 29, 2017	Oct. 30, 2016
Deferred tax liabilities
Goodwill and intangible assets	$ (298,159)	$ (250,330)
Tax over book depreciation and basis differences	(107,076)	(98,628)
Other, net	(18,657)	(18,295)
Deferred tax assets
Pension and post-retirement benefits	144,392	182,444
Employee compensation related liabilities	100,311	107,343
Marketing and promotional accruals	32,011	36,844
Other, net	48,768	46,845
Net deferred tax assets		$ 6,223
Net deferred tax liabilities	$ (98,410)